Other Liabilities	12 Months Ended
Dec. 31, 2018
Disclosure Of Other Liabilities [Abstract]
Other Liabilities	26. OTHER LIABILITIES
As at December 31,	2018	2017
Employee Long-Term Incentives	41	43
Pension and Other Post-Employment Benefit Plan (Note 27)	75	62
Other	42	31
	158	136